Commitments and contingent obligations (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Revenues to be Received on Committed Agreements

As of December 31, 2017, the minimum future revenues to be received on committed time charter party agreements and interest income from direct financing leases are approximately:

2018	$820,024
2019	786,370
2020	746,188
2021	659,759
2022	546,401
Thereafter	917,854
$4,476,596

Schedule of Commitment Under Operating Leases

As of December 31, 2017, the commitment under operating leases for vessels is $1,391,024,000 for 2018 to 2029 and office space is $10,079,000 for 2017 to 2024.  Total commitments under these leases are as follows:

2018	$150,787
2019	151,222
2020	151,453
2021	151,946
2022	146,920
Thereafter	648,775
$1,401,103